SHARE-BASED COMPENSATION	6 Months Ended
Dec. 31, 2023
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

NOTE 17. SHARE-BASED COMPENSATION

Share-Based Awards Plan

The following is a summary of the share options activity:

Weighted
Average
Exercise Price
Share Options	Shares*	Per Share*
Outstanding as of June 30, 2022	4,444	$148.50
Granted	—	—
Forfeited	—	—
Exercised	—	—
Expired	—	—
Outstanding as of June 30, 2023	4,444	$148.50
Granted	—	—
Forfeited	—	—
Exercised	—	—
Expired	—	—
Outstanding as of December 31, 2023	4,444	$148.50

*Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024.

The following is a summary of the status of options outstanding and exercisable as of December 31, 2023:

Outstanding Options			Exercisable Options
		Average			Average
		Remaining			Remaining
Average Exercise		Contractual	Average Exercise		Contractual
Price*	Number*	life (Years)	Price*	Number*	life (Years)
$148.50	4,444	1.08	$148.50	4,444	1.08
	4,444			4,444

*Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024.

The Share-based compensation expense recorded for stock options granted were all ¥nil for the six months ended December 31, 2022 and 2023, respectively. No unrecognized share-based compensation for stock options as of December 31, 2023.

Restricted Shares to Senior Management

As of December 31, 2023, the Company has granted restricted Class A Ordinary Shares to senior management and employees as follows:

On August 21, 2018, the Company granted 391,200 (21,733 shares post 2024 Reverse Split) restricted shares to its employees as compensation cost for awards. The fair value of the restricted shares was $2,523,240 based on the closing share price $6.45 ($116.10 post 2024 Reverse Split) at August 21, 2018. These restricted shares will vest over three years with one-third of the shares vesting every year from the grant date. All granted shares under this plan are fully vested on September 3, 2021.

On February 28, 2022, the Company granted 1,642,331 (91,241 shares post 2024 Reverse Split) Class A Ordinary Shares to its employees as compensation cost for awards. The fair value of the restricted shares was $1,708,024 based on the closing share price $1.04 ($18.72 post 2024 Reverse Split) at February 28, 2022.These restricted shares will vest over three years with one-third of the shares vesting every year from the grant date. As of June 30, 2023, 547,444 (30,414 shares post 2024 Reverse Split) shares were vested and the remaining 1,094,887 (60,827 shares post 2024 Reverse Split) shares will not be vested until February 28, 2025.

On March 15, 2023, the Company issued 1,000,000 (55,556 shares post 2024 Reverse Split) restricted Class A Ordinary Shares with a value of $372,600 based on the closing share price of $0.3726 ($6.71 post 2024 Reverse Split) on March 15, 2023 to its employee as compensation for service to the Company on new business exploration. The service period was six months from the date of grant. All of the restricted shares were issued on March 15, 2023 and the granted shares under this plan will not be vested until September 15, 2023.

Nil and nil restricted Class A restricted shares were issued and outstanding for the six months ended December 31, 2022 and 2023, respectively, for all the plans mentioned above.

As of December 31, 2023, the Company has granted restricted Class B Ordinary Shares to senior management as follows:

On December 5, 2021, the Company granted 2,500,000 restricted shares to its management as compensation cost for awards. The fair value of the restricted shares was $4,175,000 based on the fair value of the share price $1.67 at December 5, 2021. These restricted shares vested immediately on the grant date. All granted shares under this plan are issued and outstanding on December 5, 2021.

On February 28, 2022, the Company granted 1,600,000 restricted shares to its management as compensation cost for awards. The fair value of the restricted shares was $1,694,000 based on the fair value of share price $1.06 at February 28, 2022. These restricted shares vested immediately on the grant date. All granted shares under this plan are issued and outstanding on February 28, 2022.

On March 9, 2023, the Company granted 3,000,000 restricted shares to its management as compensation cost for awards. The fair value of the restricted shares was $3,025,000 based on the fair value of share price $1.01 at March 9, 2023. These restricted shares vested immediately on the grant date. All granted shares under this plan are issued and outstanding on March 9, 2023.

Nil and nil restricted Class B restricted shares were issued and outstanding during the six months ended December 31, 2022 and 2023, respectively, for all the plans mentioned above.

The share-based compensation expense recorded for restricted shares issued for management was ¥1,796,417 and ¥2,866,560 ($403,747) for the six months ended December 31, 2022 and 2023, respectively. The total unrecognized share-based compensation expense of restricted shares issued for management and employees as of December 31, 2023 was approximately ¥4.7 million ($0.7 million), which is expected to be recognized over a weighted average period of approximately 1.16 years.

Restricted Shares for services

As of December 31, 2023, the Company has granted restricted Class A Ordinary Shares to consultant as follows:

On November 10, 2021, the Company signed a service agreement with Starry. As the service consideration, the Company should issue 500,000 (27,778 shares post 2024 Reverse Split) restricted Class A Ordinary Shares which vested in equal monthly amounts through the end of December 31, 2021. Half of the restricted Class A Ordinary Shares was valued based on the closing share price of $1.60 ($28.80 post 2024 Reverse Split) on December 10, 2021 and the other half was valued based on the closing share price of $1.31

($23.58 post 2024 Reverse Split) on December 31, 2021. 250,000 (13,889 shares post 2024 Reverse Split) restricted Class A Ordinary Shares were issued on December 10, 2021 and the remaining 250,000 (13,889 shares post 2024 Reverse Split) restricted Class A Ordinary Shares were issued in January 2022.

On January 5, 2022, the Company signed a consulting agreement with Lintec Information Ltd (the “Consultant”). As the service consideration, the Company issued 1,050,000 (58,333 shares post 2024 Reverse Split) restricted Class A Ordinary Shares with a value of $1,354,500 based on the closing share price of $1.29 ($23.22 post 2024 Reverse Split) on January 5, 2022 to the Consultant as payment for being the Company’s investment and financial advisor for a period of one year. The vesting period of these shares was one year from the date of contract. All of the restricted shares were issued under this plan on January 5, 2022 and all of the granted shares under this plan was vested as of June 30, 2023.

On March 15, 2023, the Company signed a consulting agreement with some business consultants (the “Consultants”). As the service consideration, the Company issued 1,000,000 (55,556 shares post 2024 Reverse Split) restricted Class A Ordinary Shares with a value of $372,600 based on the closing share price of $0.3726 ($6.71 post 2024 Reverse Split) on March 15, 2023 to the Consultants as compensation for acting as advisors to the Company on new business exploration. The vesting period of these shares was six months from the date of contract. All of the restricted shares were issued under this plan on March 15, 2023 and the granted shares under this plan have been vested until September15, 2023.

¥Nil and ¥nil restricted Class A restricted shares were issued and outstanding during the six months ended December 31, 2022 and 2023, respectively, for all the plans mentioned above.

The share-based compensation expense recorded for restricted shares issued for service was ¥4,304,857 and ¥1,070,144 ($150,726) for the six months ended December 31, 2022 and 2023, respectively.

Following is a summary of the restricted shares granted:

Restricted share grants	Shares*
Non-vested as of June 30, 2022	120,407
Granted	277,778
Vested	(226,247)
Non-vested as of June 30, 2023	171,938
Granted	—
Vested	(111,111)
Non-vested as of December 31, 2023	60,827

*Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024.

The following is a summary of the status of restricted share at December 31, 2023:

Outstanding Restricted Shares
		Average
		Remaining
Fair Value per		Amortization
Share*	Number*	Period (Years)
$18.72	60,827	1.16
	60,827

*Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024.